Share-Based Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Instruments
Summary of RSUs activity

	Six Months Ended
	June 30,
	2023	2022
RSUs granted	281,061	240,741
Weighted average fair value per RSU granted (DKK)	2,640.65	2,178.22

RSUs vested	87,719	82,001

Summary of warrants activity

	Six Months Ended
	June 30,
	2023	2022
Warrants granted	193,853	230,112
Weighted average exercise price per warrant granted (DKK)	2,657.01	2,178.40
Weighted average Black-Scholes fair value per warrant granted (DKK)	937.43	629.05

Warrants exercised	76,852	34,987
Weighted average exercise price on date of grant per warrant exercised (DKK)	1,337.58	983.98
% change in share capital - warrants exercised	0.12%	0.05%

Schedule of share repurchases

	2023 Authorization	2021 Authorization	2019 Authorization
Number of shares authorized for repurchase[1]	500,000	500,000	500,000
Actual shares repurchased under authorization	—	260,000	500,000
Shares available for repurchase as of June 30, 2023	500,000	240,000	—
[1] Nominal value of DKK 500,000